Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Continuing Operations
Revenue	$ 22,047	$ 263,634
Interest revenue	479,726	9,869	$ 5,756
Other income	627,558	5,798,362	1,302,587
Other (losses) and gains	(529,690)	(582,015)	4,272,931
Expenses
Research and development expenses	(19,613,270)	(15,998,999)	(5,762,303)
Administrative expenses	(8,636,180)	(7,398,476)	(4,372,823)
Occupancy expenses	(220,344)	(262,440)	(1,272,414)
Compliance expenses	(4,154,366)	(3,736,936)	(1,614,313)
Finance expenses	(29,230)	(44,165)	(1,443,885)
Loss before tax	(32,053,749)	(21,951,166)	(8,884,464)
Income tax benefit	206,792	191,808	187,427
Loss for the year	(31,846,957)	(21,759,358)	(8,697,037)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	460,506	1,067,134	(1,169,171)
Total Comprehensive Loss for the Year	$ (31,386,451)	$ (20,692,224)	$ (9,866,208)
LOSS PER SHARE
Basic loss per share	$ (0.02)	$ (0.02)	$ (0.01)
Diluted loss per share	$ (0.02)	$ (0.02)	$ (0.01)